Expense Example	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 10 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Insitutional Class Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Insitutional Class Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Insitutional Class Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Insitutional Class Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware International Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Insitutional Class Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Insitutional Class Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Insitutional Class Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Insitutional Class Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Growth Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Growth Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Growth Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Growth Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Growth Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Growth Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Growth Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Growth Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Growth Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Growth Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Growth Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Growth Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Special Situations Fund Class A Expense Example, with Redemption, 1 Year	Delaware Special Situations Fund Class A Expense Example, with Redemption, 3 Years	Delaware Special Situations Fund Class A Expense Example, with Redemption, 5 Years	Delaware Special Situations Fund Class A Expense Example, with Redemption, 10 Years	Delaware Special Situations Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Special Situations Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Special Situations Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Special Situations Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Special Situations Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Special Situations Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Special Situations Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Special Situations Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Class A Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Insitutional Class Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Insitutional Class Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Insitutional Class Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Insitutional Class Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Floating Rate II Fund Class A Expense Example, with Redemption, 1 Year	Delaware Floating Rate II Fund Class A Expense Example, with Redemption, 3 Years	Delaware Floating Rate II Fund Class A Expense Example, with Redemption, 5 Years	Delaware Floating Rate II Fund Class A Expense Example, with Redemption, 10 Years	Delaware Floating Rate II Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Floating Rate II Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Floating Rate II Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Floating Rate II Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Floating Rate II Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Floating Rate II Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Floating Rate II Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Floating Rate II Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Fund for Income Class A Expense Example, with Redemption, 1 Year	Delaware Fund for Income Class A Expense Example, with Redemption, 3 Years	Delaware Fund for Income Class A Expense Example, with Redemption, 5 Years	Delaware Fund for Income Class A Expense Example, with Redemption, 10 Years	Delaware Fund for Income Institutional Class Expense Example, with Redemption, 1 Year	Delaware Fund for Income Institutional Class Expense Example, with Redemption, 3 Years	Delaware Fund for Income Institutional Class Expense Example, with Redemption, 5 Years	Delaware Fund for Income Institutional Class Expense Example, with Redemption, 10 Years	Delaware Fund for Income Class R6 Expense Example, with Redemption, 1 Year	Delaware Fund for Income Class R6 Expense Example, with Redemption, 3 Years	Delaware Fund for Income Class R6 Expense Example, with Redemption, 5 Years	Delaware Fund for Income Class R6 Expense Example, with Redemption, 10 Years	Delaware International Opportunities Bond Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Opportunities Bond Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Opportunities Bond Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Opportunities Bond Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Opportunities Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Opportunities Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Opportunities Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Opportunities Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Opportunities Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Opportunities Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Opportunities Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Opportunities Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Investment Grade Fund Class A Expense Example, with Redemption, 1 Year	Delaware Investment Grade Fund Class A Expense Example, with Redemption, 3 Years	Delaware Investment Grade Fund Class A Expense Example, with Redemption, 5 Years	Delaware Investment Grade Fund Class A Expense Example, with Redemption, 10 Years	Delaware Investment Grade Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Investment Grade Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Investment Grade Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Investment Grade Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Investment Grade Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Investment Grade Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Investment Grade Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Investment Grade Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Limited Duration Bond Fund Class A Expense Example, with Redemption, 1 Year	Delaware Limited Duration Bond Fund Class A Expense Example, with Redemption, 3 Years	Delaware Limited Duration Bond Fund Class A Expense Example, with Redemption, 5 Years	Delaware Limited Duration Bond Fund Class A Expense Example, with Redemption, 10 Years	Delaware Limited Duration Bond Fund Insitutional Class Expense Example, with Redemption, 1 Year	Delaware Limited Duration Bond Fund Insitutional Class Expense Example, with Redemption, 3 Years	Delaware Limited Duration Bond Fund Insitutional Class Expense Example, with Redemption, 5 Years	Delaware Limited Duration Bond Fund Insitutional Class Expense Example, with Redemption, 10 Years	Delaware Limited Duration Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Limited Duration Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Limited Duration Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Limited Duration Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Strategic Income II Fund Class A Expense Example, with Redemption, 1 Year	Delaware Strategic Income II Fund Class A Expense Example, with Redemption, 3 Years	Delaware Strategic Income II Fund Class A Expense Example, with Redemption, 5 Years	Delaware Strategic Income II Fund Class A Expense Example, with Redemption, 10 Years	Delaware Strategic Income II Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Strategic Income II Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Strategic Income II Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Strategic Income II Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	701	972	1,271	2,116	108	344	605	1,352	90	302	552	1,270	683	915	1,169	1,896	87	281	502	1,138	83	266	474	1,071	706	989	1,298	2,171	109	352	627	1,412	104	337	600	1,354	679	901	1,143	1,835	84	266	469	1,053	77	246	438	990	732	1,084	1,480	2,586	132	447	819	1,866	122	421	783	1,803	712	1,001	1,312	2,190	120	375	649	1,432	111	349	608	1,348	691	940	1,211	1,984	92	302	546	1,245	80	268	491	1,134	700	978	1,291	2,177	107	349	627	1,418	92	312	577	1,332	685	916	1,167	1,881	88	278	487	1,090	81	257	452	1,018	697	959	1,244	2,056	104	335	594	1,335	89	295	537	1,230	685	921	1,178	1,910	92	287	498	1,108	81	263	473	1,077	379	620	901	1,700	82	279	516	1,197	76	262	490	1,147	563	802	1,060	1,796	91	284	493	1,096	82	272	495	1,138	562	848	1,205	2,207	92	338	654	1,553	96	324	595	1,369	540	741	969	1,624	68	234	435	1,015	67	230	426	993	348	539	782	1,476	50	194	388	950	37	141	282	693	561	796	1,049	1,774	91	284	493	1,096